(LOSS) EARNING PER SHARE - Basic and diluted (loss) earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net(loss) income	¥ 248,423	$ 34,034	¥ (2,597,169)	¥ (761,994)
Net income attributable to noncontrolling interest	(65,223)	$ (8,936)	(46,667)	(13,958)
Net income attributable to convertible note holders based on their participating rights	(15,078)
Net (loss) income attributable to the Company	168,122		(2,643,836)	(775,952)
Adjusted net (loss) income attributable to ordinary shareholders - Basic	168,122		(2,643,836)	(775,952)
Reversal of net income attributable to convertible promissory notes	15,078
Adjust for changes in the fair value of financial instruments	80,880
Adjust for gain on debt extinguishment	(246,175)
Adjust for interest for convertible promissory notes	22,723
Adjusted net (loss) income attributable to ordinary shareholders -Diluted	¥ 40,628		¥ (2,643,836)	¥ (775,952)
Denominator:
Weighted average number of shares outstanding-basic (in shares) | shares	1,593,594,519	1,593,594,519	901,143,138	886,817,620
Weighted average number of shares outstanding-diluted (in shares) | shares	1,742,346,367	1,742,346,367	901,143,138	886,817,620
(Loss) earning per share-basic:
Basic | (per share)	¥ 0.11	$ 0.02	¥ (2.93)	¥ (0.87)
(Loss) earning per share-diluted
Diluted | (per share)	¥ 0.02	$ 0	¥ (2.93)	¥ (0.87)